Note 14 - Income Taxes (Details) - Reconciliation of Income Tax Expenses (Parentheticals)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Income Tax Expenses [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%